SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 1: SIGNIFICANT ACCOUNTING POLICIES

a.	Unaudited interim financial information:

The accompanying consolidated balance sheet as of June 30, 2014, consolidated statements of operations for the three and six months ended June 30, 2014 and 2013 and consolidated statements of cash flows for the three and six months ended June 30, 2014 and 2013 are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair presentation of the Company's consolidated financial position as of June 30, 2014, the Company's consolidated results of operations for the three and six months ended June 30, 2014 and 2013 and the Company's consolidated cash flows for the three and six months ended June 30, 2014 and 2013.

The balance sheet at December 31, 2013 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by U.S. generally accepted accounting principles for complete financial statements.

These consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2013 included in the Company's Annual Report on Form 20-F filed with the U.S. Securities and Exchange Commission ("SEC") on March 27, 2014.

Results for the three and six months ended June 30, 2014 are not necessarily indicative of results that may be expected for the year ending December 31, 2014.

b.	Use of estimates:

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. The company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

c.	Principles of consolidation:

Our consolidated financial statements include the accounts of the Company and its' wholly and majority owned subsidiaries, referred to herein as the group.

Intercompany transactions and balances including profits from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.

d.	Recent Accounting Pronouncement

On May 2014, the Financial Accounting Standards ("FASB") issued Accounting Standards Update ("ASU") No. 2014-09, "Revenue from Contracts with Customers" ("ASU 14-09") which creates a comprehensive set of guidelines for the recognition of revenue under the principle: "Recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services." The requirements of ASU 14-09 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2016 and will require either retrospective application to each prior period presented or retrospective application with the cumulative effect of initially applying the standard at the date of adoption. Greystone is currently evaluating the impact this ASU will have on our financial position and results of operations.

e.	Acquisition of non-controlling interests Shagrir Systems Ltd. ("Shagrir"):

On January 15, 2014, the Company acquired an additional 45.5% interest in Shagrir, increasing its ownership interest to 100%, in consideration of cash payment of approximately $ 7.7 million, and issue of 994,357 Ordinary shares with total fair value of approximately $ 11.4 million (representing the quoted price of the Company's share at the transaction date). The difference of $ 11.4 million between the consideration and the carrying amount of the interests acquired was recognized in reserve from transactions with non-controlling interests. In respect with the acquisition, the Company's subsidiary Shagrir received two long term loans from two banks in the aggregate amount of approximately $ 11.5 million. These loans will be repaid over 5 years and bear annual interest of 3.5%-4.23%.

f.
On March 9 2014, the Company issued 1.13 million of its ordinary shares for total consideration of approximately $  10.4 million (The shares were valued at $9.25 per share, the fair market value on the date of issuance). The Company recorded an amount of approximately $0.4 million as issuance expenses.